Financial Risk Management - Disclosure Of Rate Of Per Values Of Floating Rate Long Term Payables Explanatory (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Rate Of Per Values Of Floating Rate Long Term Payables [Line Items]
Profit (loss) before tax	₩ 722,261	₩ 1,761,765	₩ 1,488,179
Equity	12,955,292	₩ 11,827,634	₩ 12,228,399	₩ 12,155,196
Floating interest rate [member] | Increase By 1 Percent [Member]
Disclosure Of Rate Of Per Values Of Floating Rate Long Term Payables [Line Items]
Profit (loss) before tax	(5,519)
Equity	(4,058)
Floating interest rate [member] | Decrease By 1 Percent [Member]
Disclosure Of Rate Of Per Values Of Floating Rate Long Term Payables [Line Items]
Profit (loss) before tax	5,519
Equity	₩ 4,058